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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             January 13, 2009
---------------------     -------------------------         ----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      50
                                           ------------

Form 13F Information Table Value Total:      $55,249
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1436     26900  SH          SOLE               25200           1700
                                                         427      8000  SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      476     47000  SH          SOLE               47000
BP Amoco PLC                       COM    055622104      265      5674  SH          SOLE                5174            500
                                                         176      3760  SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      312        97  SH          SOLE                  85             12
Bristol Myers Co.                  COM    110122108     1530     65800  SH          SOLE               59800           6000
Cisco Systems                      COM    17275R102     1769    108500  SH          SOLE              103600           4900
Coca Cola Co.                      COM    191216100     1399     30900  SH          SOLE               28400           2500
E. I. duPont de Nemours & Co.      COM    263534109     1470     58100  SH          SOLE               55600           2500
EMC Corp.                          COM    268648102      734     70100  SH          SOLE               64100           6000
                                                          16      1500  SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     1296     35400  SH          SOLE               32300           3100
                                                          22       600  SH          OTHER                               600
Exxon Mobil                        COM    30231G102     1074     13452  SH          SOLE               12952            500
                                                         677      8484  SH          OTHER                              8484
General Electric Co.               COM    369604103     2192    135311  SH          SOLE              128311           7000
                                                         242     14928  SH          OTHER                             14928
Hewlett Packard                    COM    428236103     1118     30800  SH          SOLE               26600           4200
IBM                                COM    459200101     1359     16152  SH          SOLE               14652           1500
                                                          90      1064  SH          OTHER                              1064
Intel Corp.                        COM    458140100     1459     99500  SH          SOLE               92500           7000
                                                          22      1500  SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3416     57100  SH          SOLE               52900           4200
KLA Tencor Corp.                   COM    482480100      944     43300  SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      574     23644  SH          OTHER                             23644
Merck & Co., Inc.                  COM    589331107     1265     41600  SH          SOLE               37600           4000
                                                          91      3000  SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1114     57300  SH          SOLE               53700           3600
                                                          62      3200  SH          OTHER                              3200
Nucor Corp.                        COM    670346105     1589     34400  SH          SOLE               32200           2200
                                                          55      1200  SH          OTHER                              1200
PepsiCo Inc.                       COM    713448108      219      4000  SH          SOLE                4000
Plum Creek Timber                  COM    729251108     1407     40500  SH          SOLE               37500           3000
Procter & Gamble Company           COM    742718109      785     12700  SH          SOLE               12100            600
Progressive Corp.-Ohio             COM    743315103      538     36322  SH          SOLE               36322
                                                       12153    820586  SH          OTHER             820586
Royal Dutch Shell                  COM    780259206      688     13000  SH          SOLE               13000
Stryker Corp.                      COM    863667101     4344    108744  SH          SOLE              103044           5700
                                                         399     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      637     47100  SH          SOLE               44100           3000
Toyota Motor                       COM    892331307     1309     20000  SH          SOLE               18400           1600
                                                          33       500  SH          OTHER                               500
Unilever PLC                       COM    904767704     1786     77600  SH          SOLE               71880           5720
                                                          62      2700  SH          OTHER                              2700
Washington Post 'B'                COM    939640108      390      1000  SH          SOLE                1000
Wyeth                              COM    983024100       34       900  SH          SOLE                                900
                                                         225      6000  SH          OTHER                              6000
Citigroup Preferred P              PFD    172967572      780     48900  SH          SOLE               42900           6000
Deutsche Bank Capital Funding      PFD    25153Y206      790     52000  SH          SOLE               42000          10000